CULLEN FUNDS TRUST

Cullen High Dividend Equity Fund

Cullen International High Dividend Fund

Cullen Small Cap Value Fund

Cullen Value Fund

Cullen Emerging Markets High Dividend Fund

Cullen Enhanced Equity Income Fund (together, the “Funds”)

Supplement dated August 31, 2022

to each Fund’s Prospectus dated October 28, 2021, as otherwise supplemented

Change of the Funds’ Transfer Agent

Effective September 6, 2022, Paralel Technologies LLC will replace ALPS Fund Services, Inc. as the Funds’ transfer agent and dividend disbursing agent.

Accordingly, all references in the Prospectus to “ALPS Fund Services, Inc.” in context as the Funds’ transfer agent and dividend disbursing agent are hereby deleted and replaced with references to “Paralel Technologies LLC.” The address of Paralel Technologies LLC is 1700 Broadway, Suite 1230, Denver, Colorado 80290.

Change of the Funds’ Mailing Addresses

In connection with the aforementioned change, the Funds’ mailing addresses will change. Therefore, beginning September 6, 2022, the Funds’ addresses applicable to purchase or redemption requests made by mail and listed on pages 58 and 59 of the Prospectus are replaced with the following:

Regular Mail Cullen Funds PO Box 2170 Denver, Colorado 80201	Overnight Address Cullen Funds c/o Paralel Technologies 1700 Broadway, Suite 1230 Denver, Colorado 80290

On the last page of Prospectus, the Funds’ mailing address listed in the section entitled “FOR MORE INFORMATION” is deleted and replaced in its entirety with the following:

Cullen Funds

PO Box 2170

Denver, Colorado 80201

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CULLEN FUNDS TRUST

Cullen High Dividend Equity Fund

Cullen International High Dividend Fund

Cullen Small Cap Value Fund

Cullen Value Fund

Cullen Emerging Markets High Dividend Fund

Cullen Enhanced Equity Income Fund (together, the “Funds”)

Supplement dated August 31, 2022

to each Fund’s Statement of Additional Information (“SAI”) dated October 28, 2021,

as otherwise supplemented

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Change of the Funds’ Transfer Agent

Effective September 6, 2022, Paralel Technologies LLC replaces ALPS Fund Services, Inc. as the Funds’ transfer agent and dividend disbursing agent.

Accordingly, all references in the SAI to “ALPS Fund Services, Inc.” or “ALPS Fund Services” in context as the Funds’ transfer agent and dividend disbursing agent are hereby deleted and replaced with references to “Paralel Technologies LLC.”

Changes to SAI

On page B-54 of the SAI, the section entitled “Transfer Agent and Dividend Disbursing Agent” is hereby deleted and replaced in its entirety with the following:

Paralel Technologies LLC, 1700 Broadway, Suite 1230, Denver, CO 80290, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for each Fund.

*       *       *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.